GOODWILL (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Changes in the carrying amount of goodwill
Balance at beginning of year	798,601,767	758,231,441	$ 132,034,051
Acquisition (Disposal) of others	23,983,574	40,370,326
Balance at end of period	822,585,341	798,601,767	$ 132,034,051